AmSouth
    Enhanced Market Fund

Q.     HOW DID THE FUND PERFORM?

For the six-month period ended June 30, 2002, the AmSouth Enhanced Market Fund (Variable Annuity) provided a total return of -14.23%. In comparison, the return of the S&P 500 Index(1) was -13.16%.

Q.     WHAT FACTORS CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE?

The dominant themes in the market over the past six months have been investors' concerns regarding the quality of corporate earnings reports and companies' prospects for earnings growth. During the first quarter, the depressing effect of accounting concerns was counterbalanced by good economic news that bode well for future earnings growth. This allowed the S&P 500 to register a modest gain during the first three months of 2002.

However, during the second quarter, financial scandals continued to plague the market and investors were disappointed that the first quarter's strong economic growth failed to translate into equally strong profit growth, particularly at technology companies. The June announcement that the U.S. had thwarted a plan to detonate a "dirty" bomb in the nation's capital and fears of potential terrorist acts during the Fourth of July holiday also had a chilling effect on the equity market, pushing the S&P 500 to a sharp decline.

During the period overall, the Fund benefited from favorable sector weightings. Unfortunately, these gains were offset by weak stock selections in the health care and financial sectors that reduced the Fund's returns relative to our benchmark.

As of June 30, 2002, the portfolio's five largest holdings were S&P 500 Depositary Receipts (6.5% of the portfolio's net assets), General Electric (3.4%), Exxon Mobil (3.2%), Microsoft (3.1%), and Citigroup (2.9%)(2). We use the S&P 500 Depositary Receipts to provide equity exposure to fund contributions until the total contributions grow to a size large enough to be economically invested in individual stocks.

Q.     WHAT IS YOUR OUTLOOK FOR THE REST OF 2002?

We expect stock prices to rally from their unduly depressed mid-year levels as corporate earnings continue their recovery during the second half of the year. While earnings are likely to rise overall, investors have been and may continue to be disappointed by the rate of progress in certain sectors, notably technology and telecommunications. Given the market's ongoing sensitivity to firm-specific accounting issues and possible acts of terrorism, we also expect volatility to remain high. In this challenging environment, investors should benefit from holding a well-diversified portfolio, like the Fund, that allows them to participate in the gains of the broad market while reducing their exposure to firm-specific risk.

[SIDENOTE]

PORTFOLIO MANAGERS

NEIL WRIGHT,
JANNA SAMPSON,
PETER JANKOVSKIS
OAKBROOK INVESTMENTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
12/29/2000 - 6/30/2002
GROWTH OF A $10,000 INVESTMENT.

          AMSOUTH ENHANCED
            MARKET FUND     S&P 500 INDEX
12/31/00           $10,000        $10,000
1/31/01            $10,300        $10,355
2/28/01             $9,353         $9,411
3/31/01             $8,773         $8,814
4/30/01             $9,473         $9,499
5/31/01             $9,496         $9,563
6/30/01             $9,276         $9,330
7/31/01             $9,185         $9,239
8/31/01             $8,589         $8,660
9/30/01             $7,848         $7,961
10/31/01            $8,018         $8,113
11/30/01            $8,681         $8,735
12/31/01            $8,712         $8,812
1/31/02             $8,642         $8,683
2/28/02             $8,463         $8,515
3/31/02             $8,730         $8,836
4/30/02             $8,149         $8,300
5/31/02             $8,062         $8,239
6/30/02             $7,472         $7,652

 Returns (Inception 12/29/00)
                                      Average Annual Returns
                                       as of June 30, 2002
                                                       SINCE
                                     1 YEAR          INCEPTION
 Enhanced Market                     -19.45%          -17.61%
 S&P 500                             -17.99%          -16.34

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH ENHANCED MARKET FUND. (THE CUMULATIVE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(1) THE PERFORMANCE OF THE AMSOUTH ENHANCED MARKET FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
 (UNAUDITED)

SHARES            SECURITY DESCRIPTION              VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- 93.2%
        '>CONSUMER DISCRETIONARY -- 9.8%
4,200   AOL Time Warner, Inc. (b)...............  $   61,782
  100   AutoZone, Inc. (b)......................       7,730
  200   Bed Bath & Beyond, Inc. (b).............       7,548
  100   Big Lots, Inc...........................       1,968
  100   Black & Decker Corp.....................       4,820
  200   Circuit City Stores, Inc................       3,750
  100   Dana Corp...............................       1,853
  150   Darden Restaurants, Inc.................       3,705
  600   Delphi Automotive Systems...............       7,920
  400   Dollar General Corp.....................       7,612
  100   Family Dollar Stores, Inc...............       3,525
  200   Federated Department Stores, Inc. (b)...       7,940
  100   Fortune Brands, Inc.....................       5,600
  300   Gannett Co., Inc........................      22,770
  100   Harrah's Entertainment, Inc. (b)........       4,435
  100   Hasbro, Inc.............................       1,356
2,400   Home Depot, Inc.........................      88,152
  100   International Game Technology (b).......       5,670
  100   Johnson Controls, Inc...................       8,161
  100   KB Home.................................       5,151
  200   Leggett & Platt, Inc....................       4,680
  100   Liz Claiborne, Inc......................       3,180
  800   Lowe's Cos., Inc........................      36,320
  400   Mattel, Inc.............................       8,432
  300   May Department Stores Co................       9,879
1,300   McDonald's Corp.........................      36,985
  200   McGraw Hill Cos., Inc...................      11,940
  100   Reebok International, Ltd. (b)..........       2,950
  300   Sears, Roebuck & Co.....................      16,290
  100   Snap-on, Inc............................       2,969
  100   Stanley Works...........................       4,101
  100   Starwood Hotels & Resorts
         Worldwide, Inc.........................       3,289
  900   Target Corp.............................      34,290
  200   TJX Cos., Inc...........................       3,922
  100   TRW, Inc................................       5,698
  100   Visteon Corp............................       1,420
1,200   Wal-Mart Stores, Inc....................      66,012
  100   Wendy's International, Inc..............       3,983
  200   YUM! Brands, Inc. (b)...................       5,850
                                                  ----------
                                                     523,638
                                                  ----------
        '>CONSUMER STAPLES -- 7.8%
  500   Anheuser-Busch Cos., Inc................      25,000
  625   Archer-Daniels-Midland Co...............       7,994
  200   Clorox Co...............................       8,270
1,800   Coca-Cola Co............................     100,800
  400   CVS Corp................................      12,240
  200   General Mills, Inc......................       8,816
  600   Gillette Co.............................      20,322
  300   H.J. Heinz Co...........................      12,330
  100   Hershey Foods Corp......................       6,250
  400   Kellogg Co..............................      14,344
  500   Kimberly-Clark Corp.....................      31,000
  200   Pepsi Bottling Group, Inc...............       6,160
1,430   PepsiCo, Inc............................      68,926
1,500   Philip Morris Cos., Inc.................      65,520
  400   Sara Lee Corp...........................       8,256
SHARES           SECURITY DESCRIPTION               VALUE
------  ----------------------------------------  ----------

        CONSUMER STAPLES -- (CONTINUED)
  300   Unilever NV - ADR.......................  $   19,440
                                                  ----------
                                                     415,668
                                                  ----------
        '>ENERGY -- 7.4%
  100   Anadarko Petroleum Corp.................       4,930
  110   Apache Corp.............................       6,323
  100   Ashland, Inc............................       4,050
  300   Baker Hughes, Inc.......................       9,987
  200   Burlington Resources, Inc...............       7,600
  585   ChevronTexaco Corp......................      51,773
  300   Conoco, Inc.............................       8,340
4,100   Exxon Mobil Corp........................     167,771
  500   Halliburton Co..........................       7,970
  300   Marathon Oil Corp.......................       8,136
  200   Nabors Industries, Ltd. (b).............       7,060
  100   Noble Corp. (b).........................       3,860
  100   Rowan Cos., Inc.........................       2,145
1,200   Royal Dutch Petroleum Co................      66,324
  600   Schlumberger Ltd........................      27,900
  100   Sunoco, Inc.............................       3,563
  200   Transocean, Inc.........................       6,230
                                                  ----------
                                                     393,962
                                                  ----------
        '>FINANCIALS -- 19.1%
  300   ACE Ltd.................................       9,480
  300   AFLAC, Inc..............................       9,600
  100   Ambac Financial Group, Inc..............       6,720
1,400   American Express Co.....................      50,848
1,600   American International Group, Inc.......     109,168
  200   Aon Corp................................       5,896
  900   Bank of America Corp....................      63,324
  400   Bank of New York Co., Inc...............      13,500
  200   Charter One Financial, Inc..............       6,876
  100   Chubb Corp..............................       7,080
4,000   Citigroup, Inc..........................     155,000
  200   Comerica, Inc...........................      12,280
  200   Equity Office Properties Trust..........       6,020
  100   Equity Residential Property.............       2,875
1,000   Fannie Mae..............................      73,750
1,100   FleetBoston Financial Corp..............      35,585
  700   Freddie Mac.............................      42,840
  100   Golden West Financial Corp..............       6,878
  300   Hartford Financial Services Group.......      17,841
  200   Household International, Inc............       9,940
2,000   J.P. Morgan Chase & Co., Inc............      67,840
   50   Jefferson Pilot Corp....................       2,350
  200   John Hancock Financial
         Services, Inc..........................       7,040
  200   Key Corp................................       5,460
  200   Lehman Brothers Holdings, Inc...........      12,504
  200   Lincoln National Corp...................       8,400
  200   Loews Corp..............................      10,598
  300   Marsh & McLennan Cos., Inc..............      28,980
  200   Marshall & Ilsley Corp..................       6,186
  200   MBIA, Inc...............................      11,306
  700   MBNA Corp...............................      23,149
  500   Mellon Financial Corp...................      15,715
  500   Merrill Lynch & Co., Inc................      20,250
  400   MetLife, Inc............................      11,520

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2002
 (UNAUDITED)

SHARES           SECURITY DESCRIPTION               VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        FINANCIALS -- (CONTINUED)
  100   Moody's Corp............................  $    4,975
  700   Morgan Stanley Dean Witter & Co.........      30,156
  200   Plum Creek Timber Co, Inc...............       6,140
  300   PNC Financial Services Group............      15,684
  200   Progressive Corp........................      11,570
  200   Providian Financial Corp................       1,176
  100   SAFECO Corp.............................       3,089
  300   SouthTrust Corp.........................       7,836
  200   St. Paul Cos., Inc......................       7,784
  200   State Steet Corp........................       8,940
  100   Stilwell Financial, Inc.................       1,820
  200   SunTrust Banks, Inc.....................      13,544
  100   Torchmark Corp..........................       3,820
  150   Union Planters Corp.....................       4,856
  200   UnumProvident Corp......................       5,090
  100   XL Capital, Ltd., Class A...............       8,470
                                                  ----------
                                                   1,011,749
                                                  ----------
        '>HEALTH CARE -- 12.8%
1,300   Abbott Laboratories.....................      48,945
  100   Allergan, Inc...........................       6,675
  200   Applied Biosystems Group................       3,898
  100   Bausch & Lomb, Inc......................       3,385
  600   Baxter International, Inc...............      26,670
  200   Becton, Dickinson & Co..................       6,890
  100   Biogen, Inc. (b)........................       4,143
  250   Biomet, Inc.............................       6,780
1,700   Bristol-Myers Squibb Co.................      43,690
  100   CIGNA Corp..............................       9,742
  600   Eli Lilly & Co..........................      33,840
  100   Forest Laboratories, Inc. (b)...........       7,080
  200   Genzyme Corp. (b).......................       3,848
  300   Guidant Corp. (b).......................       9,069
  400   HEALTHSOUTH Corp. (b)...................       5,116
  200   Humana, Inc. (b)........................       3,126
  500   Immunex Corp. (b).......................      11,170
  200   IMS Health, Inc.........................       3,590
  600   Johnson & Johnson.......................      31,356
  233   King Pharmaceuticals, Inc. (b)..........       5,184
  100   Manor Care, Inc. (b)....................       2,300
1,700   Merck & Co., Inc........................      86,088
3,900   Pfizer, Inc.............................     136,500
1,100   Pharmacia Corp..........................      41,195
1,400   Schering-Plough Corp....................      34,440
  100   St. Jude Medical, Inc. (b)..............       7,385
  200   UnitedHealth Group, Inc.................      18,310
  100   Watson Pharmaceuticals, Inc. (b)........       2,527
  100   Wellpoint Health Networks, Inc. (b).....       7,781
1,300   Wyeth...................................      66,560
  100   Zimmer Holdings, Inc. (b)...............       3,566
                                                  ----------
                                                     680,849
                                                  ----------
        '>INDUSTRIALS -- 11.7%
  200   3M Co...................................      24,600
  100   American Power Conversion Corp. (b).....       1,263
  200   AMR Corp. (b)...........................       3,372
  600   Automatic Data Processing, Inc..........      26,130
  100   Avery Dennison Corp.....................       6,275
SHARES           SECURITY DESCRIPTION               VALUE
------  ----------------------------------------  ----------

        INDUSTRIALS -- (CONTINUED)
  800   Boeing Co...............................  $   36,000
  400   Burlington Northern Santa Fe Corp.......      12,000
  100   Cooper Industries, Ltd., Class A........       3,930
  100   Crane Co................................       2,538
  100   CSX Corp................................       3,505
  100   Deere & Co..............................       4,790
  100   Delta Air Lines, Inc....................       2,000
  100   Deluxe Corp.............................       3,889
  100   Eaton Corp..............................       7,275
   20   Enpro Industries Inc. (b)...............         105
  100   Equifax, Inc............................       2,700
  300   FedEx Corp..............................      16,020
  800   First Data Corp.........................      29,760
  200   General Dynamics Corp...................      21,270
6,300   General Electric Co.....................     183,015
  200   Genuine Parts Co........................       6,974
  100   Goodrich Corp...........................       2,732
  200   H & R Block, Inc........................       9,230
  800   Honeywell International, Inc............      28,184
  100   Ingersoll Rand Co.......................       4,566
  100   ITT Industries, Inc.....................       7,060
  400   Lockheed Martin Corp....................      27,800
  100   Northrop Grumman Corp...................      12,500
  100   Pall Corp...............................       2,075
  100   Parker-Hannifin Corp....................       4,779
  200   Pitney Bowes, Inc.......................       7,944
  100   R.R. Donnelley & Sons Co................       2,755
  400   Raytheon Co.............................      16,300
  100   Rockwell Collins, Inc...................       2,742
  200   Rockwell International Corp.............       3,996
  100   Sabre Holdings Group, Inc. (b)..........       3,580
  700   Southwest Airlines Co...................      11,312
  100   Textron, Inc............................       4,690
1,138   Tyco International, Ltd.................      15,374
  200   Union Pacific Corp......................      12,656
  500   United Technologies Corp................      33,950
  100   W. W. Grainger, Inc.....................       5,010
  300   Waste Management, Inc...................       7,815
                                                  ----------
                                                     624,461
                                                  ----------
        '>INFORMATION TECHNOLOGY -- 14.2%
  700   ADC Telecommunications, Inc. (b)........       1,603
  100   Adobe Systems, Inc......................       2,850
  400   Advanced Micro Devices, Inc. (b)........       3,888
  200   Agilent Technologies, Inc. (b)..........       4,730
  300   Analog Devices, Inc. (b)................       8,910
  100   Andrew Corp. (b)........................       1,433
  200   Apple Computer, Inc. (b)................       3,544
  900   Applied Materials, Inc. (b).............      17,118
  300   Applied Micro Circuits Corp. (b)........       1,419
  100   Autodesk, Inc...........................       1,325
  100   Avaya, Inc. (b).........................         495
  200   BMC Software, Inc. (b)..................       3,320
  200   Broadcom Corp., Class A (b).............       3,508
  300   CIENA Corp. (b).........................       1,257
5,400   Cisco Systems, Inc. (b).................      75,330
  200   Citrix Systems, Inc. (b)................       1,208
  500   Computer Associates
         International, Inc.....................       7,945

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2002
 (UNAUDITED)

SHARES           SECURITY DESCRIPTION               VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        INFORMATION TECHNOLOGY -- (CONTINUED)
  100   Computer Sciences Corp. (b).............  $    4,780
  300   Compuware Corp. (b).....................       1,821
  200   Comverse Technology, Inc. (b)...........       1,852
  300   Conexant Systems, Inc. (b)..............         486
1,400   Dell Computer Corp. (b).................      36,596
2,100   EMC Corp. (b)...........................      15,855
  400   Gateway, Inc. (b).......................       1,776
1,669   Hewlett-Packard Co......................      25,502
  900   IBM Corp................................      64,800
3,700   Intel Corp..............................      67,599
  200   Intuit, Inc. (b)........................       9,944
  100   Jabil Circuit, Inc. (b).................       2,111
  700   JDS Uniphase Corp. (b)..................       1,869
  200   KLA-Tencor Corp. (b)....................       8,798
  100   Lexmark International Group, Inc.,
         Class A (b)............................       5,440
  300   Linear Technology Corp..................       9,429
  300   Maxim Integrated Products, Inc. (b).....      11,499
  100   Mercury Interactive Corp. (b)...........       2,296
3,000   Microsoft Corp. (b).....................     164,101
  200   National Semiconductor Corp. (b)........       5,834
  200   Network Appliance Corp. (b).............       2,488
1,600   Nortel Networks Corp. -- ADR (b)........       2,320
  300   Novell, Inc. (b)........................         963
  100   Novellus Systems, Inc. (b)..............       3,400
  100   Nvidia Corp. (b)........................       1,718
5,300   Oracle Corp. (b)........................      50,191
  300   Palm, Inc. (b)..........................         528
  200   Parametric Technology Corp. (b).........         716
  300   Peoplesoft, Inc. (b)....................       4,464
  100   PerkinElmer, Inc........................       1,105
  200   PMC-Sierra, Inc. (b)....................       1,854
  100   QLogic Corp. (b)........................       3,810
  700   Qualcomm, Inc. (b)......................      19,243
  200   Rational Sotware Corp. (b)..............       1,642
  300   Sanmina Corp. (b).......................       1,893
  100   Sapient Corp. (b).......................         106
  100   Scientific-Atlanta, Inc.................       1,645
  400   Siebel Systems, Inc. (b)................       5,688
  105   Skyworks Solutions, Inc. (b)............         584
3,100   Sun Microsystems, Inc. (b)..............      15,531
  200   Symbol Technologies, Inc................       1,700
  100   Tektronix, Inc. (b).....................       1,871
1,200   Texas Instruments, Inc..................      28,440
  200   Thermo Electron Corp. (b)...............       3,300
  200   Unisys Corp. (b)........................       1,800
  400   Veritas Software Corp. (b)..............       7,916
  200   Vitesse Semiconductor Corp. (b).........         622
  100   Waters Corp. (b)........................       2,670
  300   Xilinx, Inc. (b)........................       6,729
                                                  ----------
                                                     757,208
                                                  ----------
        '>MATERIALS -- 3.9%
  200   Air Products and Chemicals, Inc.........      10,094
  200   Alcan Aluminum, Ltd.....................       7,504
  900   Alcoa, Inc..............................      29,835
  100   Ball Corp...............................       4,148
  253   Barrick Gold Corp.......................       4,804
  100   Bemis, Co., Inc.........................       4,750
SHARES           SECURITY DESCRIPTION               VALUE
------  ----------------------------------------  ----------

        MATERIALS -- (CONTINUED)
  100   Boise Cascade Corp......................  $    3,453
  800   Dow Chemical Co.........................      27,504
  600   E.I. du Pont de Nemours & Co............      26,640
  100   Eastman Chemical Co.....................       4,690
  100   Engelhard Corp..........................       2,832
  100   Hercules, Inc. (b)......................       1,160
  100   Inco Ltd. (b)...........................       2,264
  100   International Flavors &
         Fragrances, Inc........................       3,249
  100   Louisiana Pacific Corp..................       1,059
  300   Newmont Mining Corp.....................       7,899
  100   Nucor Corp..............................       6,504
  100   Pactiv Corp. (b)........................       2,380
  100   Phelps Dodge Corp.......................       4,120
  200   Placer Dome, Inc........................       2,242
  200   PPG Industries, Inc.....................      12,380
  200   Praxair, Inc............................      11,394
  200   Rohm & Haas Co..........................       8,098
  100   Temple-Inland, Inc......................       5,786
  200   Weyerhaeuser Co.........................      12,770
                                                  ----------
                                                     207,559
                                                  ----------
        '>TELECOMMUNICATION SERVICES -- 3.7%
  200   Alltel Corp.............................       9,400
1,447   AT&T Wireless Services, Inc. (b)........       8,465
1,000   BellSouth Corp..........................      31,500
  100   Centurytel, Inc.........................       2,950
1,400   Qwest Communications
         International, Inc.....................       3,920
2,400   SBC Communications, Inc.................      73,200
  800   Sprint Corp.............................       8,488
1,500   Verizon Communications..................      60,225
2,600   WorldCom, Inc. (b)......................         598
                                                  ----------
                                                     198,746
                                                  ----------
        '>UTILITIES -- 2.8%
  300   AES Corp. (b)...........................       1,626
  100   Allegheny Energy, Inc...................       2,575
  100   Ameren Corp.............................       4,301
  200   American Electric Power Co..............       8,004
  200   Calpine Corp. (b).......................       1,406
  100   Cinergy Corp............................       3,599
  100   CMS Energy Corp.........................       1,098
  100   Consolidated Edison, Inc................       4,175
  100   Constellation Energy Group..............       2,934
  100   Dominion Resources, Inc.................       6,620
  100   DTE Energy Co...........................       4,464
  400   Duke Energy Corp........................      12,440
  200   Dynergy Inc., Class A...................       1,440
  200   Edison International (b)................       3,400
  246   El Paso Energy Corp.....................       5,070
  100   Entergy Corp............................       4,244
  200   Exelon Corp.............................      10,460
  166   Firstenergy Corp........................       5,541
  100   FPL Group, Inc..........................       5,999
  100   KeySpan Corp............................       3,765
  100   Kinder Morgan, Inc......................       3,802
  219   Mirant Corp. (b)........................       1,599
  100   Nisource, Inc...........................       2,183
  200   PG&E Corp. (b)..........................       3,578

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2002
 (UNAUDITED)

SHARES           SECURITY DESCRIPTION               VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        UTILITIES -- (CONTINUED)
  100   PPL Corp................................  $    3,308
  100   Progress Energy, Inc....................       5,201
  100   Public Service Enterprise
         Group, Inc.............................       4,330
  200   Reliant Energy, Inc.....................       3,380
  100   Sempra Energy...........................       2,213
  400   Southern Co.............................      10,960
  100   TECO Energy, Inc........................       2,475
  100   TXU Corp................................       5,155
  300   Williams Cos., Inc......................       1,797
  200   Xcel Energy, Inc........................       3,354
                                                  ----------
                                                     146,496
                                                  ----------
        Total Common Stocks.....................   4,960,336
                                                  ----------
SHARES           SECURITY DESCRIPTION               VALUE
------  ----------------------------------------  ----------

INVESTMENT COMPANIES -- 6.8%
12,645  BNY Hamilton Money Fund.................  $   12,645
3,480   BNY Hamilton Treasury Money Fund........       3,480
3,500   S & P 500 Depositary Receipt............     346,360
                                                  ----------
        Total Investment Companies..............     362,485
                                                  ----------
        TOTAL (COST $6,371,014) -- 100.0% (a)...  $5,322,821
                                                  ==========

------------------------------

Percentages indicated are based on net assets of $5,320,273.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation..............  $   182,640
Unrealized depreciation..............   (1,230,833)
                                       -----------
Net unrealized depreciation..........  $(1,048,193)
                                       ===========

(b)  Represents non-income producing security.
ADR  -- American Depositary Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $6,371,014).........  $5,322,821
  Dividends receivable............................       7,422
  Prepaid expenses and other assets...............         264
                                                    ----------
    Total Assets..................................   5,330,507
                                                    ----------
LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees......................         956
    Shareholder servicing fees....................       1,102
    Custody fees..................................          26
    Other.........................................       8,150
                                                    ----------
      Total Liabilities...........................      10,234
                                                    ----------
NET ASSETS:
    Capital.......................................   6,825,721
    Accumulated net investment income.............       2,500
    Accumulated net realized losses from
     investment transactions......................    (459,755)
    Unrealized depreciation from investments......  (1,048,193)
                                                    ----------
      Net Assets..................................  $5,320,273
                                                    ==========
    Outstanding units of beneficial interest
     (shares).....................................     714,082
                                                    ==========
    Net Asset Value...............................  $     7.45
                                                    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002
 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income.................................   $    40,007
                                                     -----------
    Total income..................................        40,007
                                                     -----------
EXPENSES:
    Investment advisory fees......................        12,098
    Administration fees...........................         5,377
    Shareholder servicing fees....................         6,721
    Accounting fees...............................         9,290
    Audit fees....................................         4,450
    Custodian fees................................           161
    Legal fees....................................         2,504
    Transfer agent fees...........................         5,000
    Other fees....................................         1,731
                                                     -----------
      Total expenses before fee reductions........        47,332
    Expenses reduced by Investment Advisor........        (7,351)
    Expenses reduced by Administrator.............        (5,377)
    Expenses reduced by Transfer Agent............        (4,597)
                                                     -----------
    Net expenses..................................        30,007
                                                     -----------
Net Investment Income.............................        10,000
                                                     -----------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
  Net realized losses from investment
   transactions...................................       (53,663)
  Change in unrealized appreciation/depreciation
   from investments...............................      (796,086)
                                                     -----------
    Net realized/unrealized losses from
     investments..................................      (849,749)
                                                     -----------
    Change in net assets resulting from
     operations...................................   $  (839,749)
                                                     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                             ENDED       YEAR ENDED
                                           JUNE 30,     DECEMBER 31,
                                             2002           2001
                                          -----------  ---------------
                                          (UNAUDITED)
OPERATIONS:
  Net investment income.................  $   10,000     $    7,978
  Net realized losses from investment
   transactions.........................     (53,663)      (406,092)
  Change in unrealized
   appreciation/depreciation from
   investments..........................    (796,086)      (252,107)
                                          ----------     ----------
  Change in net assets resulting from
   operations...........................    (839,749)      (650,221)
                                          ----------     ----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income............      (8,537)        (6,941)
                                          ----------     ----------
  Change in net assets from dividends to
   shareholders.........................      (8,537)        (6,941)
                                          ----------     ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........     963,579      1,126,782
  Dividends reinvested..................       8,537          6,941
  Cost of shares redeemed...............    (269,680)        (9,936)
                                          ----------     ----------
  Change in net assets from capital
   share transactions...................     702,436      1,123,787
                                          ----------     ----------
  Change in net assets..................    (145,850)       466,625
NET ASSETS:
  Beginning of period...................   5,466,123      4,999,498
                                          ----------     ----------
  End of period.........................  $5,320,273     $5,466,123
                                          ==========     ==========
SHARE TRANSACTIONS:
  Issued................................     116,415        128,969
  Reinvested............................       1,019            758
  Redeemed..............................     (31,939)        (1,141)
                                          ----------     ----------
  Change in shares......................      85,495        128,586
                                          ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                       SIX MONTHS
                                          ENDED        YEAR ENDED      PERIOD ENDED
                                        JUNE 30,      DECEMBER 31,     DECEMBER 31,
                                          2002            2001            2000(A)
                                       -----------    -------------    -------------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD............................      $ 8.70          $10.00           $10.00
                                         ------          ------           ------
OPERATIONS:
Net investment income..............        0.01            0.02           --
Net realized/unrealized losses from
 investments.......................       (1.25)          (1.31)          --
                                         ------          ------           ------
Total from operations..............       (1.24)          (1.29)          --
                                         ------          ------           ------
DIVIDENDS:
From net investment income.........       (0.01)          (0.01)          --
                                         ------          ------           ------
Total from dividends...............       (0.01)         --               --
                                         ------          ------           ------
NET ASSET VALUE, END OF PERIOD.....      $ 7.45          $ 8.70           $10.00
                                         ------          ------           ------
Total Return.......................      (14.23%)(b)     (12.88%)           0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000).............................      $5,320          $5,466           $4,999
Ratio of expenses to average net
 assets............................        1.12%(c)        1.24%            1.25%(c)
Ratio of net investment
 income/(loss) to average net
 assets............................        0.37%(c)        0.16%           (1.25%)(c)
Ratio of expenses to average net
 assets*...........................        1.76%(c)        2.12%           14.71%(c)
Portfolio turnover.................       39.44%          94.81%            0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

AmSouth
    International Equity Fund

Q.     HOW DID THE FUND PERFORM?

For the six-month period ended June 30, 2002, the AmSouth International Equity Fund (Variable Annuity) provided a total return of 0.66%. In comparison, the return of the MSCI EAFE Index(1) was -1.38%.

As of June 30, 2002, the portfolio's five largest holdings were Novartis (3.6% of the portfolio's net assets), Glaxosmithkline PLC (3.0%), ENI (3.0%), BNP Paribas (2.9%), and HSBC (2.8%)(2). Our largest country weightings included United Kingdom (22.0%), Japan (14.7%), Netherlands (14.2%), France (8.7%), Switzerland (8.1%), Italy (7.3%). The remaining 25.0% of the portfolio's assets were invested in smaller country weightings and cash.

Q.     WHAT IS YOUR OUTLOOK FOR THE REST OF 2002?

The Fund will continue to provide consistent and reliable exposure to the international value asset class by holding a broadly diversified portfolio of large cap value stocks in developed markets around the world. This strategy is based on studies conducted by Eugene Fama at the University of Chicago and Kenneth French at Dartmouth College, which documented that book-to-market and company size are the most important factors influencing stock returns. Initial studies were conducted on the U.S. market. Subsequent Fama/French research confirmed that there is significant size and book-to-market effect in international markets as well. The Fund will provide investors with the opportunity to capture return premiums associated with high book-to-market ratios in international markets.

[SIDENOTE]

PORTFOLIO MANAGERS

KAREN MCGINLEY, CFA; ROBERT FEZEKAS, CFA; HEATHER MATHEWS; ANDREW CAIN, CFA; GRAHAM LENNON; STEPHEN GARTH, PH.D.; GARRETT QUIGLEY; AND RAJU JUDE KAMATH DIMENSIONAL FUND ADVISORS, INC.

DIMENSIONAL FUND ADVISORS ASSUMED MANAGEMENT OF THE FUND ON JUNE 28, 2002.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
12/29/2000 - 6/30/2002
GROWTH OF A $10,000 INVESTMENT.

          AMSOUTH INTERNATIONAL FUND  MSCI EAFE INDEX
12/31/00                     $10,000          $10,000
1/31/01                       $9,920           $9,995
2/28/01                       $9,370           $9,247
3/31/01                       $8,650           $8,634
4/30/01                       $9,110           $9,240
5/31/01                       $8,920           $8,921
6/30/01                       $8,650           $8,560
7/31/01                       $8,310           $8,405
8/31/01                       $8,160           $8,194
9/30/01                       $7,210           $7,365
10/31/01                      $7,310           $7,554
11/30/01                      $7,540           $7,833
12/31/01                      $7,590           $7,879
1/31/02                       $7,240           $7,461
2/28/02                       $7,370           $7,514
3/31/02                       $7,830           $7,961
4/30/02                       $7,860           $7,982
5/31/02                       $7,960           $8,090
6/30/02                       $7,640           $7,771

 Returns (Inception 12/29/00)
                                       Average Annual Returns
                                         as of June 30, 2002
                                                         SINCE
                                      1 YEAR           INCEPTION
 International Equity                 -11.68%           -16.39%
 MSCI EAFE Index                      -9.22%            -15.48%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH INTERNATIONAL EQUITY FUND. (THE CUMULATIVE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(1) THE PERFORMANCE OF THE AMSOUTH INTERNATIONAL EQUITY FUND IS MEASURED AGAINST THE MORGAN STANLEY CAPITAL INTERNATIONAL, MSCI (EUROPE, AUSTRALASIA AND FAR
    EAST) EAFE-REGISTERED TRADEMARK- INDEX, AN UNMANAGED INDEX THAT IS COMPRISED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 20 EUROPEAN AND PACIFIC BASIN COUNTRIES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

INTERNATIONAL INVESTING INVOLVES INCREASED RISK AND VOLATILITY.

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
 (UNAUDITED)

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- 99.0%
         AUSTRALIA -- 1.5%
 20,920  Broken Hill Proprietary Co., Ltd........  $  120,968
                                                   ----------
         BELGIUM -- 1.3%
  4,900  Fortis..................................     104,431
                                                   ----------
         BRAZIL -- 1.8%
  2,480  Banco Bradesco S.A. -- ADR..............      48,980
  2,100  Companhia de Bebidas das Americas --
          ADR....................................      32,634
  2,200  Companhia Vale do Rio Doce -- ADR (b)...      60,874
                                                   ----------
                                                      142,488
                                                   ----------
         CHINA -- 0.5%
  2,700  China Mobile, Ltd. -- ADR (b)...........      39,474
                                                   ----------
         FINLAND -- 0.5%
  1,100  UPM-Kymmene Oyj.........................      43,302
                                                   ----------
         FRANCE -- 8.7%
  5,100  Alcatel Alsthom.........................      35,459
  4,180  BNP Paribas S.A.........................     231,177
    700  Carrefour S.A...........................      37,884
  2,600  Lagardere S.C.A.........................     112,571
    800  Schneider Electric S.A..................      43,020
  2,550  Suez S.A................................      67,996
  1,010  TotalFinaElf S.A........................     163,985
                                                   ----------
                                                      692,092
                                                   ----------
         GERMANY -- 5.9%
    310  Allianz AG..............................      62,088
  2,000  Bayerische Hypo-und Vereinsbank.........      64,984
  2,900  E.On AG.................................     168,979
  3,200  Metro AG................................      97,970
  1,200  Siemens AG..............................      71,996
                                                   ----------
                                                      466,017
                                                   ----------
         HONG KONG -- 1.2%
  9,500  CLP Holdings, Ltd.......................      37,756
  8,000  Hutchison Whampoa, Ltd..................      59,744
                                                   ----------
                                                       97,500
                                                   ----------
         INDIA -- 0.6%
  9,000  Reliance Industries, Ltd................      49,642
                                                   ----------
         IRELAND -- 3.1%
  8,000  Allied Irish Banks PLC..................     105,397
  3,500  Bank of Ireland.........................      43,484
  5,638  CRH PLC.................................      94,379
                                                   ----------
                                                      243,260
                                                   ----------
         ITALY -- 7.3%
  7,190  Alleanza Assicurazioni SpA..............      69,020
 14,800  ENI SpA.................................     235,326
 10,800  San Paolo -- IMI SpA....................     108,367
 21,500  Telecom Italia SpA......................     168,381
                                                   ----------
                                                      581,094
                                                   ----------
         JAPAN -- 14.7%
  1,600  Acom Co., Ltd...........................     109,328
    500  AIFUL Corp..............................      32,788
  3,000  Canon, Inc..............................     113,382
     17  East Japan Railway Co...................      79,568
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

         JAPAN -- (CONTINUED)
 26,000  Nikko Securities Co. (The), Ltd.........  $  131,236
     20  Nippon Telegraph & Telephone Corp.......      82,263
 20,000  Nissan Motor Co., Ltd...................     138,495
     28  NTT DoCoMo..............................      68,914
    900  Orix Corp...............................      72,610
  2,700  Sony Corp...............................     142,591
  7,000  Toyota Motor Corp.......................     185,716
                                                   ----------
                                                    1,156,891
                                                   ----------
         MEXICO -- 0.6%
  1,600  Telefonos de Mexico SA de CV,
          Class L -- ADR.........................      51,328
                                                   ----------
         NETHERLANDS -- 14.2%
  9,900  ABN-AMRO Holding NV.....................     179,803
  3,770  Akzo Nobel NV...........................     164,158
  2,468  Heineken NV.............................     108,318
  4,700  ING Groep NV............................     120,685
 35,600  Koninklijke KPN NV (b)..................     166,652
  5,300  Philips Electronics NV..................     147,973
  2,800  Royal Dutch Petroleum Co................     155,962
  3,750  Wolters Kluwer NV -- CVA................      71,181
                                                   ----------
                                                    1,114,732
                                                   ----------
         PORTUGAL -- 0.7%
  7,824  Portugal Telecom, SGPS, S.A., Bonus
          Rights (b).............................      55,248
                                                   ----------
         SINGAPORE -- 1.7%
 10,395  Oversea-Chinese Banking Corp., Ltd......      68,837
  9,414  United Overseas Bank, Ltd...............      67,669
                                                   ----------
                                                      136,506
                                                   ----------
         SOUTH KOREA -- 1.5%
    954  Kookmin Bank -- ADR.....................      46,889
  2,568  KT Corp. -- ADR.........................      55,598
  1,200  Nokia Oyj -- Class A....................      17,563
                                                   ----------
                                                      120,050
                                                   ----------
         SPAIN -- 2.1%
  4,700  Altadis S.A.............................      97,012
  5,000  Endesa S.A..............................      72,638
                                                   ----------
                                                      169,650
                                                   ----------
         SWEDEN -- 1.0%
  9,300  Investor AB, B Shares...................      81,459
                                                   ----------
         SWITZERLAND -- 8.1%
  3,300  Compagnie Financiere Richemont AG.......      75,055
    540  Nestle SA...............................     125,902
  6,450  Novartis AG.............................     283,648
  3,100  UBS AG (b)..............................     155,906
                                                   ----------
                                                      640,511
                                                   ----------
         UNITED KINGDOM -- 22.0%
  6,900  Abbey National PLC......................      81,196
  9,225  Amersham PLC............................      81,558
 12,000  Boots Co., PLC..........................     118,987
 13,000  BP Amoco PLC............................     109,186
  7,721  British Aerospace PLC...................      39,427
 21,450  BT Group PLC (b)........................      82,395
 10,000  Cadbury Schweppes PLC...................      74,919

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2002
 (UNAUDITED)

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
         UNITED KINGDOM -- (CONTINUED)
 10,800  Diageo PLC..............................  $  140,260
 10,900  GlaxoSmithKline PLC.....................     235,599
 19,000  HSBC Holdings PLC.......................     218,516
  7,040  Imperial Tobacco Group PLC..............     114,501
 12,400  Kingfisher PLC..........................      59,775
 77,250  mmO2 PLC (b)............................      49,456
  8,000  South African Breweries PLC.............      62,618
  7,100  Standard Chartered PLC..................      75,758
 21,700  Tesco PLC...............................      78,889
 78,600  Vodafone Group PLC......................     107,829
                                                   ----------
                                                    1,730,869
                                                   ----------
         Total Common Stocks.....................   7,837,512
                                                   ----------
INVESTMENT COMPANIES -- 0.9%
 73,324  BT Institutional Liquid Assets Fund.....      73,324
                                                   ----------
         Total Investment Companies..............      73,324
                                                   ----------
         TOTAL (Cost $8,577,245) -- 99.9% (a)....  $7,910,836
                                                   ==========

------------------------------

Percentages indicated are based on net assets of $7,915,993.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation..............  $   424,867
Unrealized depreciation..............   (1,091,276)
                                       -----------
Net unrealized depreciation..........  $  (666,409)
                                       ===========

(b)  Represents non-income producing security.
ADR  -- American Depository Receipt
PLC  -- Public Limited Company

The table below sets forth the diversification of the International Equity Fund investments by industry.

             INDUSTRY DIVERSIFICATION               PERCENT*
--------------------------------------------------  --------
Aerospace/Defense.................................      0.5%
Automobile........................................      4.1%
Banking...........................................     20.3%
Beverages.........................................      4.3%
Building Products.................................      1.2%
Chemicals.........................................      2.7%
Diversified.......................................      6.1%
Electrical & Electronics..........................      4.7%
Energy Sources....................................      2.8%
Financial Services................................      6.9%
Food & Household Products.........................      2.5%
Forest Products & Paper...........................      0.5%
Insurance.........................................      1.7%
Materials & Commodities...........................      3.3%
Office Equipment..................................      1.4%
Oil & Gas Production & Services...................      7.0%
Pharmaceutical....................................      6.6%
Publishing........................................      0.9%
Railroads.........................................      1.0%
Retail............................................      5.9%
Telecommunications................................     11.9%
Tobacco...........................................      2.7%
                                                     ------
    Total Common Stocks...........................     99.0%
                                                     ======

  *  Percentages indicated are based on net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $8,577,245).........   $7,910,836
  Foreign currency, at value (cost $2,778)........        2,781
  Interest and dividends receivable...............        8,528
  Receivable from investment advisor..............        5,177
  Receivable from reclaims........................        7,137
                                                     ----------
    Total Assets..................................    7,934,459
                                                     ----------
LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees......................        1,297
    Shareholder servicing fees....................        1,615
    Other.........................................       15,554
                                                     ----------
      Total Liabilities...........................       18,466
                                                     ----------
NET ASSETS:
    Capital.......................................   10,229,102
    Accumulated net investment income.............       46,848
    Accumulated net realized losses from
     investments and foreign currency
     transactions.................................   (1,694,307)
    Unrealized depreciation from investments and
     translation of assets and liabilities
     denominated in foreign currencies............     (665,650)
                                                     ----------
      Net Assets..................................   $7,915,993
                                                     ==========
    Outstanding units of beneficial interest
     (shares).....................................    1,035,998
                                                     ==========
    Net Asset Value...............................   $     7.64
                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002
 (UNAUDITED)

INVESTMENT INCOME:
  Interest income.................................   $     456
  Dividend income.................................     120,626
  Foreign withholding tax expense.................     (15,469)
                                                     ---------
    Total income..................................     105,613
                                                     ---------
EXPENSES:
    Investment advisory fees......................      38,830
    Administration fees...........................       7,766
    Shareholder servicing fees....................       9,708
    Accounting fees...............................       4,545
    Audit fees....................................       4,709
    Custodian fees................................      19,127
    Transfer agent fees...........................       5,000
    Other fees....................................       2,943
                                                     ---------
      Total expenses before fee
      reductions/reimbursements...................      92,628
    Expenses reduced/reimbursed by Investment
     Advisor......................................     (26,074)
    Expenses reduced by Administrator.............      (3,883)
    Expenses reduced by Transfer Agent............      (4,417)
                                                     ---------
    Net expenses..................................      58,254
                                                     ---------
Net Investment Income.............................      47,359
                                                     ---------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM
 INVESTMENTS:
  Net realized losses from investments and foreign
   currency transactions..........................    (477,258)
  Change in unrealized appreciation/depreciation
   from investments and translation of assets and
   liabilties denominated in foreign currencies...     476,680
                                                     ---------
    Net realized/unrealized losses from
     investments..................................        (578)
                                                     ---------
    Change in net assets resulting from
     operations...................................   $  46,781
                                                     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                             ENDED       YEAR ENDED
                                           JUNE 30,     DECEMBER 31,
                                             2002           2001
                                          -----------  ---------------
                                          (UNAUDITED)
OPERATIONS:
  Net investment income.................  $   47,359     $    38,278
  Net realized losses from investments
   and foreign currency transactions....    (477,258)     (1,313,191)
  Change in unrealized
   appreciation/depreciation from
   investments and translation of assets
   and liabilities denominated in
   foreign currencies...................     476,680      (1,142,330)
                                          ----------     -----------
  Change in net assets resulting from
   operations...........................      46,781      (2,417,243)
                                          ----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........     164,152         125,787
  Cost of shares redeemed...............      (1,590)           (675)
                                          ----------     -----------
  Change in net assets from capital
   share transactions...................     162,562         125,112
                                          ----------     -----------
  Change in net assets..................     209,343      (2,292,131)
NET ASSETS:
  Beginning of period...................   7,706,650       9,998,781
                                          ----------     -----------
  End of period.........................  $7,915,993     $ 7,706,650
                                          ==========     ===========
SHARE TRANSACTIONS:
  Issued................................      21,019          15,274
  Redeemed..............................        (209)            (87)
                                          ----------     -----------
  Change in shares......................      20,810          15,187
                                          ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                     SIX MONTHS
                                        ENDED       YEAR ENDED     PERIOD ENDED
                                      JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                        2002           2001          2000 (A)
                                     -----------  ---------------  -------------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD............................    $ 7.59         $10.00          $10.00
                                       ------         ------          ------
OPERATIONS:
Net investment income..............      0.05           0.04          --
Net realized/unrealized losses from
 investments.......................     --             (2.45)         --
                                       ------         ------          ------
Total from operations..............      0.05          (2.41)         --
                                       ------         ------          ------
NET ASSET VALUE, END OF PERIOD.....    $ 7.64         $ 7.59          $10.00
                                       ======         ======          ======
Total Return.......................      0.66%(b)     (24.10%)          0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000).............................    $7,916         $7,707          $9,999
Ratio of expenses to average net
 assets............................      1.50%(c)       1.50%           1.50%(c)
Ratio of net investment income to
 average net assets................      1.22%(c)       0.45%          (1.50%)(c)
Ratio of expenses to average net
 assets*...........................      2.39%(c)       2.62%           8.65%(c)
Portfolio turnover.................     21.99%         60.35%           0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

AmSouth
    Large Cap Fund

Q.     HOW DID THE FUND PERFORM?

For the six-month period ended June 30, 2002, the AmSouth Large Cap Fund (Variable Annuity) provided a total return of -15.27%. In comparison, the return of the S&P 500 Index(1) was -13.16%.

Q.     WHAT FACTORS CONTRIBUTED TO THE FUND UNDERFORMING ITS BENCHMARK?

At a time when the U.S. economy appears to be in steady shape, one would think that stock prices would perform accordingly. But while the first three months of the period were virtually flat, the second quarter brought a spate of bad news -- in the form of seemingly daily revelations of corporate and insider shenanigans -- which roiled the financial markets and drove stock prices sharply lower.

As long-term growth managers who believe in keeping the Fund as fully invested as possible, we were "fully" caught up in the general downturn. To put in bluntly, we got bloodied. But, on a short-term basis, that is not unusual for the approach we apply.

During the past six-month period, our most successful investments, on a relative basis, were largely in the consumer discretionary and consumer staples sectors. Together, those two economic sectors represented about 30% of the portfolio. The other relatively successful area for us was the financial sector, though only 3% of the portfolio was invested in financial stocks.

Our investors also benefited, to some extent, from the fact that the Fund was broadly issue-diversified. At the end of the period, we owned 67 individual stocks that were spread across some 38 separate industries in seven broad economic sectors. As of June 30, 2002, the portfolio's five largest holdings were Johnson and Johnson (3.0% of the portfolio's net assets), IBM (2.9%), General Electric (2.8%), McDonald's (2.7%) and Coca Cola (2.7%)(2).

Q.     WHAT IS YOUR OUTLOOK FOR THE REST OF 2002?

We are perpetual, long-term bulls and, as such, we see dramatic market downturns as opportunities to buy high-quality stocks at prices we consider exceptionally attractive. Entering the third quarter of 2002, we are enthusiastic about a number of stocks at these levels. Having said that, we acknowledge that the market could go lower if interest rates were to rise -- though we don't think they will -- or if earnings growth expectations decline, rather than rise, as we now expect. In any case, investor sentiment is very dicey presently; many investors are torn painfully between 1) believing stock prices are quite cheap, and therefore most attractive, and 2) fearing that still more bad news could drive prices even lower. Consequently, investors believe waiting for still-lower prices may really be the best policy. Time will tell, as it always does, but as long-term investors, we have found that time has always been our ally.

[SIDENOTE]

PORTFOLIO MANAGER

RON LINDQUIST
SR. VICE PRESIDENT -- PORTFOLIO MANAGER
AMSOUTH INVESTMENT MANAGEMENT
COMPANY, LLC

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
12/29/2000 - 6/30/2002
GROWTH OF A $10,000 INVESTMENT.

          AMSOUTH LARGE CAP FUND  S&P 500 INDEX
12/31/00                 $10,000        $10,000
1/31/01                  $10,392        $10,355
2/28/01                   $9,613         $9,411
3/31/01                   $8,963         $8,814
4/30/01                   $9,503         $9,499
5/31/01                   $9,623         $9,563
6/30/01                   $9,243         $9,330
7/31/01                   $9,283         $9,239
8/31/01                   $8,873         $8,660
9/30/01                   $8,102         $7,961
10/31/01                  $8,372         $8,113
11/30/01                  $9,113         $8,735
12/31/01                  $9,123         $8,812
1/31/02                   $9,103         $8,683
2/28/02                   $8,893         $8,515
3/31/02                   $9,188         $8,836
4/30/02                   $8,537         $8,300
5/31/02                   $8,428         $8,239
6/30/02                   $7,730         $7,652

 Returns (Inception 12/29/00)
                                       Average Annual Returns
                                         as of June 30, 2002
                                      1 YEAR        SINCE INCEPTION
 Large Cap                            -16.37%           -15.73%
 S&P 500                              -17.99%           -16.34%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH LARGE CAP FUND. (THE CUMULATIVE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(1) THE PERFORMANCE OF THE AMSOUTH LARGE CAP FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
 (UNAUDITED)

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- 96.6%
         ADVERTISING -- 1.0%
  2,500  The Interpublic Group of
          Companies, Inc.........................  $   61,900
                                                   ----------
         AEROSPACE/DEFENSE -- 2.3%
  2,000  Boeing Co...............................      90,000
    500  General Dynamics Corp...................      53,175
                                                   ----------
                                                      143,175
                                                   ----------
         BEVERAGES -- 4.6%
  3,000  Coca-Cola Co............................     168,000
  2,500  PepsiCo, Inc............................     120,500
                                                   ----------
                                                      288,500
                                                   ----------
         BUSINESS EQUIPMENT & SERVICES -- 1.1%
  2,200  Paychex, Inc............................      68,838
                                                   ----------
         COMPUTER HARDWARE -- 7.6%
  2,000  Dell Computer Corp. (b).................      52,280
  8,713  Hewlett-Packard Co......................     133,135
  2,500  IBM Corp................................     180,000
  5,000  Network Appliance, Inc. (b).............      62,200
 10,000  Sun Microsystems, Inc. (b)..............      50,100
                                                   ----------
                                                      477,715
                                                   ----------
         COMPUTER SOFTWARE & SERVICES -- 11.0%
  3,500  Automatic Data Processing, Inc..........     152,425
  3,000  BMC Software, Inc. (b)..................      49,800
  6,000  Cisco Systems, Inc. (b).................      83,700
  2,500  Electronic Data Systems Corp............      92,875
  9,000  EMC Corp. (b)...........................      67,950
  3,000  Microsoft Corp. (b).....................     164,100
  9,000  Oracle Corp. (b)........................      85,230
                                                   ----------
                                                      696,080
                                                   ----------
         CONSUMER GOODS -- 2.5%
  2,000  Gillette Co.............................      67,740
  1,000  Procter & Gamble Co.....................      89,300
                                                   ----------
                                                      157,040
                                                   ----------
         DIVERSIFIED MANUFACTURING -- 5.6%
  6,000  General Electric Co.....................     174,300
  1,500  Honeywell International, Inc............      52,845
  1,100  Illinois Tool Works, Inc................      75,130
  4,000  Tyco International, Ltd.................      54,040
                                                   ----------
                                                      356,315
                                                   ----------
         ELECTRONIC COMPONENTS -- 0.7%
  2,000  Agilent Technologies (b)................      47,300
                                                   ----------
         ENTERTAINMENT -- 1.2%
  4,000  Walt Disney (The) Co....................      75,600
                                                   ----------
         FINANCIAL SERVICES -- 1.2%
  1,000  American Express Co.....................      36,320
  1,000  Citigroup, Inc..........................      38,750
                                                   ----------
                                                       75,070
                                                   ----------
         FOOD DISTRIBUTORS & WHOLESALERS -- 2.4%
  5,500  SYSCO Corp..............................     149,710
                                                   ----------
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
         FOOD PRODUCTS, PROCESSING &
         PACKAGING -- 1.0%
  3,000  Sara Lee Corp...........................  $   61,920
                                                   ----------
         HEALTH CARE -- 5.9%
  1,500  Cardinal Health, Inc....................      92,115
  3,600  Johnson & Johnson.......................     188,136
  1,000  UnitedHealth Group, Inc.................      91,550
                                                   ----------
                                                      371,801
                                                   ----------
         HEALTH CARE -- DRUGS -- 1.7%
  2,500  Amgen, Inc. (b).........................     104,700
                                                   ----------
         HOUSEHOLD PRODUCTS/WARES -- 0.7%
  1,000  Clorox Corp.............................      41,350
                                                   ----------
         INSURANCE -- 1.6%
  1,500  AFLAC, Inc..............................      48,000
    800  American International Group, Inc.......      54,584
                                                   ----------
                                                      102,584
                                                   ----------
         MACHINERY & EQUIPMENT -- 2.2%
  4,000  Dover Corp..............................     140,000
                                                   ----------
         MEDIA -- 0.9%
  1,000  McGraw Hill Cos., Inc...................      59,700
                                                   ----------
         MEDICAL EQUIPMENT & SUPPLIES -- 2.9%
  2,000  IMS Health, Inc.........................      35,900
  3,500  Medtronic, Inc..........................     149,975
                                                   ----------
                                                      185,875
                                                   ----------
         OFFICE EQUIPMENT & SERVICES -- 1.9%
  3,000  Pitney Bowes, Inc.......................     119,160
                                                   ----------
         PHARMACEUTICALS -- 12.6%
  3,000  Abbott Laboratories.....................     112,950
  2,500  Bristol-Myers Squibb Co.................      64,250
  1,200  Genentech, Inc. (b).....................      40,200
  3,000  Merck & Co., Inc........................     151,920
  4,000  Pfizer, Inc.............................     140,000
  6,500  Schering-Plough Corp....................     159,900
  2,500  Wyeth...................................     128,000
                                                   ----------
                                                      797,220
                                                   ----------
         RAW MATERIALS -- 1.0%
  1,000  Avery Dennison Corp.....................      62,750
                                                   ----------
         RESTAURANTS -- 2.7%
  6,000  McDonald's Corp.........................     170,700
                                                   ----------
         RETAIL -- 11.5%
  1,500  Albertson's, Inc........................      45,690
  3,000  Dollar General Corp.....................      57,090
  4,000  Gap (The), Inc..........................      56,800
  4,500  Home Depot, Inc.........................     165,285
  6,000  TJX Cos., Inc...........................     117,660
  3,000  Wal-Mart Stores, Inc....................     165,030
  3,000  Walgreen Co.............................     115,890
                                                   ----------
                                                      723,445
                                                   ----------
         SEMICONDUCTORS -- 4.3%
  8,000  Applied Materials, Inc. (b).............     152,160

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2002
 (UNAUDITED)

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
         SEMICONDUCTORS -- (CONTINUED)
  4,000  Intel Corp..............................  $   73,080
  1,500  Linear Technology Corp..................      47,145
                                                   ----------
                                                      272,385
                                                   ----------
         TELECOMMUNICATIONS-EQUIPMENT -- 1.8%
  3,000  Motorola, Inc...........................      43,260
  3,000  Nokia Corp. -- ADR......................      43,440
  4,000  Tellabs, Inc. (b).......................      24,800
                                                   ----------
                                                      111,500
                                                   ----------
         TOBACCO -- 0.7%
  1,000  Philip Morris Cos., Inc.................      43,680
                                                   ----------
         UTILITIES-TELECOMMUNICATIONS -- 2.0%
  2,000  BellSouth Corp..........................      63,000
  2,000  SBC Communications, Inc.................      61,000
                                                   ----------
                                                      124,000
                                                   ----------
         Total Common Stocks.....................   6,090,013
                                                   ----------
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

INVESTMENT COMPANIES -- 3.5%
136,320  AIM Liquid Assets Money Market Fund.....  $  136,320
 85,759  AIM Prime Money Market Fund.............      85,759
                                                   ----------
         Total Investment Companies..............     222,079
                                                   ----------
         TOTAL (COST $7,805,419) -- 100.1% (a)...  $6,312,092
                                                   ==========

------------------------------

Percentages indicated are based on net assets of $6,308,675.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation..............  $   257,413
Unrealized depreciation..............   (1,750,740)
                                       -----------
Net unrealized depreciation..........  $(1,493,327)
                                       ===========

(b)  Represents non-income producing security.
ADR  -- American Depositary Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $7,805,419).........   $6,312,092
  Cash............................................          767
  Dividends receivable............................        6,014
  Prepaid expenses and other assets...............          320
                                                     ----------
    Total Assets..................................    6,319,193
                                                     ----------
LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees......................          765
    Shareholder servicing fees....................        1,319
    Custody fees..................................           32
    Other.........................................        8,402
                                                     ----------
      Total Liabilities...........................       10,518
                                                     ----------
NET ASSETS:
    Capital.......................................    7,814,856
    Accumulated net investment income.............           66
    Accumulated net realized losses from
     investment transactions......................      (12,920)
    Unrealized depreciation from investments......   (1,493,327)
                                                     ----------
      Net Assets..................................   $6,308,675
                                                     ==========
    Outstanding units of beneficial interest
     (shares).....................................      816,889
                                                     ==========
    Net Asset Value...............................   $     7.72
                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002
 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income.................................    $        35,534
                                                      ---------------
    Total income..................................             35,534
                                                      ---------------
EXPENSES:
    Investment advisory fees......................             22,755
    Administration fees...........................              6,502
    Shareholder servicing fees....................              8,127
    Accounting fees...............................              3,430
    Audit fees....................................              4,744
    Custodian fees................................                195
    Legal fees....................................              2,863
    Transfer agent fees...........................              5,000
    Other fees....................................              2,166
                                                      ---------------
      Total expenses before fee reductions........             55,782
    Expenses reduced by Investment Advisor........            (15,871)
    Expenses reduced by Administrator.............             (6,502)
    Expenses reduced by Transfer Agent............             (4,512)
                                                      ---------------
    Net expenses..................................             28,897
                                                      ---------------
Net Investment Income.............................              6,637
                                                      ---------------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
  Net realized loss from investment
   transactions...................................            (12,920)
  Change in unrealized appreciation/depreciation
   from investments...............................         (1,086,153)
                                                      ---------------
    Net realized/unrealized losses from
     investments..................................         (1,099,073)
                                                      ---------------
    Change in net assets resulting from
     operations...................................    $    (1,092,436)
                                                      ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                             ENDED      YEAR ENDED
                                           JUNE 30,    DECEMBER 31,
                                             2002          2001
                                          -----------  -------------
                                          (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..........  $     6,637   $   (2,087)
  Net realized gains/(losses) from
   investment transactions..............      (12,920)       2,716
  Change in unrealized
   appreciation/depreciation from
   investments..........................   (1,086,153)    (407,174)
                                          -----------   ----------
  Change in net assets resulting from
   operations...........................   (1,092,436)    (406,545)
                                          -----------   ----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income............       (6,571)        (629)
  From tax return of capital............      --              (822)
                                          -----------   ----------
  Change in net assets from dividends to
   shareholders.........................       (6,571)      (1,451)
                                          -----------   ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........    1,133,518    1,903,796
  Dividends reinvested..................        6,571        1,451
  Cost of shares redeemed...............     (182,822)     (46,334)
                                          -----------   ----------
  Change in net assets from capital
   share transactions...................      957,267    1,858,913
                                          -----------   ----------
  Change in net assets..................     (141,740)   1,450,917
NET ASSETS:
  Beginning of period...................    6,450,415    4,999,498
                                          -----------   ----------
  End of period.........................  $ 6,308,675   $6,450,415
                                          ===========   ==========
SHARE TRANSACTIONS:
  Issued................................      130,087      212,081
  Reinvested............................          763          142
  Redeemed..............................      (20,886)      (5,299)
                                          -----------   ----------
  Change in shares......................      109,964      206,924
                                          ===========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                      SIX MONTHS                       PERIOD
                                         ENDED       YEAR ENDED         ENDED
                                       JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                         2002           2001          2000 (A)
                                      -----------   -------------   -------------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD............................     $  9.12        $10.00           $10.00
                                        -------        ------           ------
OPERATIONS:
Net investment income..............        0.01        --               --
Net realized/unrealized losses from
 investments.......................       (1.40)        (0.88)          --
                                        -------        ------           ------
Total from operations..............       (1.39)        (0.88)          --
                                        -------        ------           ------
DIVIDENDS:
From net investment income.........       (0.01)       --               --
                                        -------        ------           ------
Total from dividends...............       (0.01)       --               --
                                        -------        ------           ------
NET ASSET VALUE, END OF PERIOD.....     $  7.72        $ 9.12           $10.00
                                        =======        ======           ======
Total Return.......................      (15.27%)(b)     (8.77%)          0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000).............................     $ 6,309        $6,450           $4,999
Ratio of expenses to average net
 assets............................        0.89%(c)      1.16%            1.25%(c)
Ratio of net investment
 income/(loss) to average net
 assets............................        0.20%(c)     (0.04%)          (1.25%)(c)
Ratio of expenses to average net
 assets*...........................        1.72%(c)      2.05%           14.96%(c)
Portfolio turnover.................        0.56%         4.81%            0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) to December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

AmSouth
    Mid Cap Fund

Q.     HOW DID THE FUND PERFORM?

For the six-month period ended June 30, 2002, the AmSouth Mid Cap Fund (Variable Annuity) provided a total return of -11.20%. In comparison, the return of the Russell Midcap Growth Index(1) was -19.70%.

Q.     WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

OakBrook began managing this Fund on June 20, so we cannot comment about its performance prior to that time. We will note that the transition process involved substantial turnover in the Fund's holdings with less than 10% of the previous manager's holdings being retained. The Fund was fully invested in our preferred target portfolio as of the close on June 21, 2002.

Our stock selection strategy for the Fund will be fairly conservative, with Fund returns having a very close correlation to those of the S&P 400 Stock Index, the top performing index of medium capitalization stocks over the past 5 years. We will strive to be 100% invested at all times and will not try to time the market. Instead we will use a sophisticated computer model that focuses on the range of expectations that surrounds every stock, to identify and invest in a portfolio of 320-380 stocks that we believe will outperform the S&P 400.

As of June 30, 2002, the portfolio's five largest holdings were S&P 400 Depositary Receipts (3.2% of the portfolio's net assets), Electronic Arts (1.1%), DST Systems (1.1%), M&T Bank (1.0%), and National Commerce Financial (1.0%)(2). We use the S&P 400 Depository Receipts to provide equity exposure to fund contributions until the total contributions grow to a size large enough to be economically invested in individual stocks.

Q.     WHAT IS YOUR OUTLOOK FOR THE REST OF 2002?

We expect stock prices to rally from their unduly depressed mid-year levels as corporate earnings continue their recovery during the second half of the year. While overall earnings are likely to rise, investors have been and may continue to be disappointed by the rate of progress in certain sectors, notably technology and telecommunications. Given the market's ongoing sensitivity to firm-specific accounting issues and possible acts of terrorism, we also expect volatility to remain high. In this challenging environment, investors should benefit from holding a well-diversified portfolio, like the Mid Cap Fund, that allows them to participate in the appreciation of the dynamic mid-cap sector of the market while reducing their exposure to firm-specific risk.

[SIDENOTE]

PORTFOLIO MANAGERS

NEIL WRIGHT,
JANNA SAMPSON,
PETER JANKOVSKIS
OAKBROOK INVESTMENTS

OAKBROOK INVESTMENTS ASSUMED MANAGEMENT OF THE FUND ON JUNE 20, 2002.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
12/29/2000 - 6/30/2002
GROWTH OF A $10,000 INVESTMENT.

          AMSOUTH MID CAP FUND  RUSSEL MID CAP GROWTH INDEX
12/31/00               $10,000                      $10,000
1/31/01                $10,300                      $10,571
2/28/01                 $8,770                       $8,743
3/31/01                 $8,100                       $7,491
4/30/01                 $8,710                       $8,740
5/31/01                 $8,830                       $8,699
6/30/01                 $8,650                       $8,704
7/31/01                 $8,280                       $8,117
8/31/01                 $7,660                       $7,528
9/30/01                 $6,830                       $6,284
10/31/01                $6,910                       $6,945
11/30/01                $7,340                       $7,692
12/31/01                $7,590                       $7,985
1/31/02                 $7,280                       $7,726
2/28/02                 $6,910                       $7,288
3/31/02                 $7,300                       $7,844
4/30/02                 $7,360                       $7,429
5/31/02                 $7,110                       $7,207
6/30/02                 $6,740                       $6,412

 Returns (Inception 12/29/00)
                                       Average Annual Returns
                                         as of June 30, 2002
                                                         SINCE
                                      1 YEAR           INCEPTION
 Mid Cap                              -22.08%           -23.07%
 Russell Mid-Cap Growth Index         -26.34%           -25.65%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH MID CAP FUND. (THE CUMULATIVE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(1) THE PERFORMANCE OF AMSOUTH MID CAP FUND IS MEASURED AGAINST THE RUSSELL MIDCAP-REGISTERED TRADEMARK- GROWTH INDEX, AN UNMANAGED INDEX REPRESENTATIVE OF THE PERFORMANCE OF A BASKET OF MORE THAN 430 MID-CAP GROWTH STOCKS. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002
 (UNAUDITED)

                        SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- 96.0%
        '>CONSUMER DISCRETIONARY -- 13.6%
  300   99 Cents Only Stores (b)................  $    7,695
1,000   Abercrombie & Fitch Co., Class A (b)....      24,120
  400   American Eagle Outfitters, Inc. (b).....       8,456
  300   ArvinMeritor, Inc.......................       7,200
  100   Bandag, Inc.............................       2,832
  600   Barnes & Noble, Inc. (b)................      15,858
  200   Belo Corp., Class A.....................       4,522
  700   BJ's Wholesale Club, Inc. (b)...........      26,950
  200   Blyth, Inc..............................       6,244
  200   Bob Evans Farms, Inc....................       6,296
  800   Borders Group, Inc. (b).................      14,720
  100   BorgWarner, Inc.........................       5,776
  500   Brinker International, Inc. (b).........      15,875
  400   Callaway Golf Co........................       6,336
  100   Catalina Marketing Corp. (b)............       2,822
  300   CDW Computer Centers, Inc. (b)..........      14,043
  150   Cheesecake Factory, Inc. (b)............       5,322
  200   Claire's Stores, Inc....................       4,580
1,300   Clayton Homes, Inc......................      20,540
  200   Coach, Inc. (b).........................      10,980
  900   Copart, Inc. (b)........................      14,607
  600   CRBL Group, Inc.........................      18,312
  400   D. R. Horton, Inc.......................      10,412
  600   Dollar Tree Stores, Inc. (b)............      23,646
  300   Emmis Communications Corp., Class A
         (b)....................................       6,357
   50   Entercom Communications Corp. (b).......       2,295
  100   Extended Stay America, Inc. (b).........       1,622
  200   Federal Signal Corp.....................       4,800
  500   Furniture Brands International, Inc.
         (b)....................................      15,125
  300   Gentex Corp. (b)........................       8,241
  300   GTECH Holdings Corp. (b)................       7,662
  500   Harte-Hanks, Inc........................      10,275
  500   Hispanic Broadcasting Corp. (b).........      13,050
  100   International Speedway Corp.,
         Class A................................       4,010
  200   Lancaster Colony Corp...................       7,132
  300   Lear Corp. (b)..........................      13,875
  200   Lee Enterprises, Inc....................       7,000
  200   Lennar Corp.............................      12,240
  400   Macrovision Corp. (b)...................       5,244
  200   Mandalay Resort Group (b)...............       5,514
  100   Media General, Inc., Class A............       6,000
  700   Micheals Stores, Inc. (b)...............      27,300
  200   Modine Manufacturing Co.................       4,916
  100   Mohawk Industries, Inc. (b).............       6,153
  100   Nieman Marcus Group, Inc. (b)...........       3,470
  200   Outback Steakhouse, Inc. (b)............       7,020
  100   Papa John's International, Inc. (b).....       3,339
1,500   Park Place Entertainment Corp. (b)......      15,375
  100   Payless ShoeSource, Inc.................       5,765
  500   Reader's Digest Assoc., Class A.........       9,365
  400   Ross Stores, Inc........................      16,300
  700   Saks, Inc. (b)..........................       8,988
  100   Scholastic Corp. (b)....................       3,790
  200   Six Flags, Inc. (b).....................       2,890
  100   Superior Industries
         International, Inc.....................       4,625
  100   Timberland Co., Class A (b).............       3,582
  300   Unifi, Inc. (b).........................       3,270
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        CONSUMER DISCRETIONARY -- (CONTINUED)
  200   United Rentals, Inc. (b)................  $    4,360
  500   Westwood One, Inc. (b)..................      16,710
  300   Williams-Sonoma, Inc. (b)...............       9,198
                                                  ----------
                                                     565,002
                                                  ----------
        '>CONSUMER STAPLES -- 5.6%
  200   Church & Dwight Co., Inc................       6,266
  400   Constellation Brands, Inc., Class A
         (b)....................................      12,800
  800   Dial Corp...............................      16,016
  300   Dole Food Co., Inc......................       8,655
  200   Dreyer's Grand Ice Cream, Inc...........      13,720
1,000   Hormel Foods Corp.......................      23,940
  200   Interstate Bakeries Corp................       5,776
  200   JM Smuckers Co..........................       6,826
  200   Longs Drug Stores Corp..................       5,658
1,100   McCormick & Co., Inc....................      28,325
  400   Pennzoil-Quaker State Co................       8,612
1,200   PepsiAmericas, Inc......................      17,928
  500   R.J. Reynolds Tobacco Holdings, Inc.....      26,875
  200   Ruddick Corp............................       3,392
  200   Sensient Technologies Corp..............       4,552
  700   Smithfield Foods, Inc. (b)..............      12,985
1,800   Tyson Foods, Inc., Class A..............      27,918
  100   Universal Corp..........................       3,670
                                                  ----------
                                                     233,914
                                                  ----------
        '>ENERGY -- 6.6%
  300   Cooper Cameron Corp. (b)................      14,526
  700   ENSCO International, Inc................      19,082
  300   Equitable Resources, Inc................      10,290
  300   FMC Technologies, Inc. (b)..............       6,228
  200   Forest Oil Corp. (b)....................       5,686
  500   Grant Prideco, Inc. (b).................       6,800
  300   Helmerich & Payne, Inc..................      10,716
  200   Murphy Oil Corp.........................      16,500
  400   National-Oilwell, Inc. (b)..............       8,420
  300   Noble Energy, Inc.......................      10,815
1,300   Ocean Energy, Inc.......................      28,171
  400   Patternson-UTI Energy, Inc. (b).........      11,292
  800   Pioneer Natural Resources Co. (b).......      20,840
  700   Pride International, Inc. (b)...........      10,962
  200   Smith International, Inc. (b)...........      13,638
  300   Tidewater, Inc..........................       9,876
  700   Valero Energy Corp......................      26,194
  500   Varco International, Inc. (b)...........       8,770
  600   Weatherford International, Inc. (b).....      25,920
  200   Western Resources, Inc..................       7,480
                                                  ----------
                                                     272,206
                                                  ----------
        '>FINANCIALS -- 17.5%
  400   A.G. Edwards, Inc.......................      15,548
  500   Allmerica Financial Corp................      23,100
  700   American Financial Group, Inc...........      16,730
  300   AmeriCredit Corp. (b)...................       8,415
  800   Arthur J. Gallagher & Co................      27,720
  400   Associated Banc-Corp....................      15,084
  500   Astoria Financial Corp..................      16,025
  400   Bank of Hawaii Corp.....................      11,200

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2002
 (UNAUDITED)

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        FINANCIALS -- (CONTINUED)
  800   Banknorth Group, Inc....................  $   20,816
  600   Colonial Bancgroup, Inc.................       9,000
1,100   Compass Bancshares, Inc.................      36,960
1,200   E*TRADE Group, Inc. (b).................       6,552
  100   Eaton Vance Corp........................       3,120
  500   Everest Re Group, Ltd...................      27,975
  500   Fidelity National Financial, Inc........      15,800
1,100   Golden State Bancorp, Inc...............      39,875
  800   GreenPoint Financial Corp...............      39,280
  200   HCC Insurance Holdings, Inc.............       5,270
1,600   Hibernia Corp., Class A.................      31,664
  200   Horace Mann Educators Corp..............       3,734
  300   Hospitality Properties Trust............      10,950
  300   Independence Community Bank Corp........       8,619
  300   IndyMac Bancorp, Inc. (b)...............       6,804
  500   Investment Technology Group, Inc. (b)...      16,350
  100   Investors Financial Services Corp.......       3,354
  300   LaBranche & Co., Inc. (b)...............       6,870
  200   Legg Mason, Inc.........................       9,868
  500   M&T Bank Corp...........................      42,879
  200   Metris Cos., Inc........................       1,662
1,600   National Commerce Financial Corp........      42,080
  400   Neuberger Berman, Inc...................      14,640
  500   New Plan Excel Realty Trust.............      10,415
  100   New York Community Bancorp, Inc.........       2,710
  300   North Fork Bancorporation, Inc..........      11,943
  300   Ohio Casualty Corp. (b).................       6,270
1,100   Old Republic International Corp.........      34,650
  900   PMI Group, Inc..........................      34,380
  300   Protective Life Corp....................       9,930
  200   Provident Financial Group, Inc..........       5,802
  100   Radian Group, Inc.......................       4,885
  100   Roslyn Bancorp, Inc.....................       2,183
  200   Silicon Valley Bancshares (b)...........       5,272
  100   Sovereign Bancorp, Inc..................       1,495
  200   StanCorp Financial Group, Inc...........      11,100
  800   Waddell & Reed Financial, Inc.,
         Class A................................      18,336
  200   Westamerica Bancorporation..............       7,912
  600   Wilmington Trust Corp...................      18,300
                                                  ----------
                                                     723,527
                                                  ----------
        '>HEALTH CARE -- 12.2%
  800   AdvancePCS (b)..........................      19,152
  500   Apogent Technologies, Inc. (b)..........      10,285
  300   Apria Healthcare Group, Inc. (b)........       6,720
  200   Barr Laboratories, Inc. (b).............      12,706
  300   Covance, Inc. (b).......................       5,625
  800   DENTSPLY International, Inc.............      29,528
  300   Edwards Lifesciences Corp. (b)..........       6,960
  500   First Health Group Corp. (b)............      14,020
1,000   Gilead Sciences, Inc. (b)...............      32,880
  300   Henry Schein, Inc. (b)..................      13,350
  600   Hillenbrand Industries, Inc.............      33,690
  100   ICN Pharmaceuticals, Inc................       2,421
  800   IDEC Pharmaceuticals Corp. (b)..........      28,360
  300   Incyte Genomics, Inc. (b)...............       2,181
1,000   IVAX Corp. (b)..........................      10,800
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        HEALTH CARE -- (CONTINUED)
  200   LifePoint Hospitals, Inc. (b)...........  $    7,262
  500   Lincare Holdings, Inc. (b)..............      16,150
1,400   Millenium Pharmaceuticals, Inc. (b).....      17,010
1,100   Mylan Laboratories, Inc.................      34,485
  800   Oxford Health Plans, Inc. (b)...........      37,168
  200   PacifiCare Health Systems, Inc. (b).....       5,440
  300   Patterson Dental Co. (b)................      15,099
  400   Perrigo Co. (b).........................       5,200
  800   Protein Design Labs, Inc. (b)...........       8,688
  300   Quest Diagnostics, Inc. (b).............      25,815
  300   STERIS Corp. (b)........................       5,733
  400   Triad Hospitals, Inc. (b)...............      16,952
  300   Trigon Healthcare, Inc. (b).............      30,174
  500   Universal Health Services, Inc. (b).....      24,500
  600   Varian Medical Systems, Inc. (b)........      24,330
  300   VISX, Inc. (b)..........................       3,270
                                                  ----------
                                                     505,954
                                                  ----------
        '>INDUSTRIALS -- 13.2%
  400   AGCO Corp...............................       7,800
  200   Airborne, Inc...........................       3,840
  100   Alaska Air Group, Inc. (b)..............       2,610
  200   Albany International Corp., Class A.....       5,382
  200   Alexander & Baldwin, Inc................       5,106
  200   AMETEK, Inc.............................       7,450
  200   Atlas Air Worldwide Holdings, Inc.
         (b)....................................         740
  100   Banta Corp..............................       3,590
  200   Carlisle Cos., Inc......................       8,996
  700   Ceridian Corp. (b)......................      13,286
  300   Certegy, Inc. (b).......................      11,133
  100   CheckFree Corp. (b).....................       1,564
  800   ChoicePoint, Inc. (b)...................      36,376
  500   CNF, Inc................................      18,990
  100   CSG Systems International, Inc. (b).....       1,914
  200   Donaldson Co., Inc......................       7,008
1,000   DST Systems, Inc. (b)...................      45,710
  400   Dun & Bradstreet Corp. (b)..............      13,220
  200   Dycom Industries, Inc. (b)..............       2,338
  200   Education Management Corp. (b)..........       8,146
  200   EGL, Inc. (b)...........................       3,392
  500   Energizer Holdings, Inc. (b)............      13,710
  200   Expeditors International of
         Washington, Inc........................       6,632
  200   Fastenal Co.............................       7,702
  300   Flowserve Corp. (b).....................       8,940
  200   Granite Construction, Inc...............       5,060
  200   Harsco Corp.............................       7,500
  600   HON Industries, Inc.....................      16,332
  200   J.B. Hunt Transport Services, Inc.
         (b)....................................       5,904
  500   Jacobs Engineering Group, Inc. (b)......      17,390
  200   Kaydon Corp.............................       4,722
  200   Kelly Services, Inc., Class A...........       5,402
  200   Kennametal, Inc.........................       7,320
  200   Korn/Ferry International (b)............       1,820
  100   L-3 Communications Holdings, Inc. (b)...       5,400
  500   MPS Group, Inc. (b).....................       4,250
  100   NCO Group, Inc. (b).....................       2,178
  200   Nordson Corp............................       4,932

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2002
 (UNAUDITED)

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        INDUSTRIALS -- (CONTINUED)
  200   Overseas Shipholding Group, Inc.........  $    4,216
  500   Pentair, Inc............................      24,040
  300   Pittston Brink's Group..................       7,200
  500   Precision Castparts Corp................      16,500
  300   Quanta Services, Inc. (b)...............       2,961
1,700   Republic Services, Inc. (b).............      32,419
  200   Rollins, Inc............................       4,068
  100   Sequa Corp., Class A (b)................       6,539
  300   Sotheby's Holdings, Inc., Class A (b)...       4,275
  200   SPX Corp. (b)...........................      23,500
  100   Stewart & Stevenson Services, Inc.......       1,774
  200   Sylvan Learning Systems, Inc. (b).......       3,988
  100   Tecumseh Products Co., Class A..........       5,308
  400   Teleflex, Inc...........................      22,860
  200   Trinity Industries, Inc.................       4,144
  300   Valassis Communications, Inc. (b).......      10,950
  900   Viad Corp...............................      23,400
  200   Wallace Computer Services, Inc..........       4,300
  400   York International Corp.................      13,516
                                                  ----------
                                                     549,743
                                                  ----------
        '>INFORMATION TECHNOLOGY -- 15.3%
2,100   3Com Corp. (b)..........................       9,240
  300   Activision, Inc. (b)....................       8,718
  200   Acxiom Corp. (b)........................       3,498
  200   ADTRAN, Inc. (b)........................       3,800
  600   Advanced Fibre Communications, Inc.
         (b)....................................       9,924
  100   Advent Software, Inc. (b)...............       2,570
  600   Affiliated Computer Services, Inc.,
         Class A (b)............................      28,488
  500   Arrow Electronics, Inc. (b).............      10,375
1,300   Ascential Software Corp. (b)............       3,627
3,400   Atmel Corp. (b).........................      21,284
  600   Avnet, Inc..............................      13,194
  200   Avocent Corp. (b).......................       3,184
  100   Cabot Microelectronics Corp. (b)........       4,316
1,200   Cadence Design System, Inc. (b).........      19,344
  400   Cirrus Logic, Inc. (b)..................       2,996
  300   Commscope, Inc. (b).....................       3,750
  300   Credence Systems Corp. (b)..............       5,331
  400   Cree, Inc. (b)..........................       5,292
  700   Cypress Semiconductor Corp. (b).........      10,626
  400   Diebold, Inc............................      14,896
  700   Electronic Arts, Inc. (b)...............      46,235
  600   Fairchild Semiconductor Corp., Class A
         (b)....................................      14,580
  200   FEI Co. (b).............................       4,902
  400   Gartner, Inc., Class B (b)..............       3,760
  400   Harris Corp.............................      14,496
  200   Imation Corp. (b).......................       5,952
  200   InFocus Corp. (b).......................       2,356
  600   Integrated Device Technology, Inc.
         (b)....................................      10,884
  500   International Rectifier Corp. (b).......      14,575
  400   Internet Security Systems, Inc. (b).....       5,248
  600   Intersil Corp., Class A (b).............      12,828
  400   Keane, Inc. (b).........................       4,960
  400   KEMET Corp. (b).........................       7,144
  600   Lam Research Corp. (b)..................      10,788
  700   Lattice Semiconductor Corp. (b).........       6,118
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        INFORMATION TECHNOLOGY -- (CONTINUED)
  600   Legato Systems, Inc. (b)................  $    2,160
  200   LTX Corp. (b)...........................       2,856
  300   Macromedia, Inc. (b)....................       2,661
  600   McDATA Corp., Class A (b)...............       5,286
  500   Micrel, Inc. (b)........................       7,190
1,300   Microchip Technology, Inc. (b)..........      35,659
  200   MIPS Technologies, Inc., Class B (b)....       1,114
1,000   Network Associates, Inc. (b)............      19,270
  200   Newport Corp............................       3,132
  200   Plantronics, Inc. (b)...................       3,802
  200   Plexus Corp. (b)........................       3,620
  500   Polycom, Inc. (b).......................       5,995
  300   Powerwave Technologies, Inc. (b)........       2,748
  300   Retek, Inc. (b).........................       7,290
  400   Reynolds & Reynolds Co., Class A........      11,180
1,300   RF Micro Devices, Inc. (b)..............       9,906
  300   RSA Security, Inc. (b)..................       1,443
  300   SanDisk Corp. (b).......................       3,720
  400   Semtech Corp. (b).......................      10,680
  800   Storage Technology Corp. (b)............      12,776
  900   Sungard Data Systems, Inc. (b)..........      23,832
  800   Sybase, Inc. (b)........................       8,440
  200   Sykes Enterprises, Inc. (b).............       1,538
  700   Symantec Corp. (b)......................      22,995
  400   Synopsys, Inc. (b)......................      21,924
  300   Tech Data Corp. (b).....................      11,355
  800   Titan Corp. (b).........................      14,632
  200   Transaction Systems Architects, Inc.
         Class A (b)............................       2,352
  800   TriQuint Semiconductor, Inc. (b)........       5,128
  800   Vishay Intertechnology, Inc. (b)........      17,600
  400   Wind River Systems, Inc. (b)............       2,004
                                                  ----------
                                                     633,567
                                                  ----------
        '>MATERIALS -- 4.6%
  100   A. Schulman, Inc........................       2,145
  300   Airgas, Inc. (b)........................       5,190
  500   AK Steel Holding Corp...................       6,405
  200   Albemarle Corp..........................       6,150
  300   Arch Coal, Inc..........................       6,813
  500   Cabot Industries, Inc...................      14,325
  100   Carpenter Technology Corp...............       2,881
  600   Crompton Corp...........................       7,650
  200   Cytec Industries, Inc. (b)..............       6,288
  200   Ferro Corp..............................       6,030
  300   FMC Corp. (b)...........................       9,051
  200   Glatfelter..............................       3,760
  300   Graftech International, Ltd. (b)........       3,690
  100   H.B. Fuller Co..........................       2,929
  300   Longview Fibre Co.......................       2,826
  400   Lubrizol Corp...........................      13,400
  600   Lyondell Chemical Co....................       9,060
  300   Martin Marietta Materials, Inc..........      11,700
  100   Minerals Technologies, Inc..............       4,932
  200   Olin Corp...............................       4,430
  500   Packaging Corp. of America (b)..........       9,945
  100   Potlatch Corp...........................       3,402
  100   Rayonier, Inc...........................       4,913

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2002
 (UNAUDITED)

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        MATERIALS -- (CONTINUED)
1,000   RPM, Inc................................  $   15,250
  600   Solutia, Inc............................       4,212
  700   Sonoco Products Co......................      19,824
  300   Wausau-Mosinee Paper Corp...............       3,615
                                                  ----------
                                                     190,816
                                                  ----------
        '>TELECOMMUNICATION SERVICES -- 0.6%
1,100   Broadwing, Inc. (b).....................       2,860
  300   Price Communications Corp. (b)..........       4,800
  300   Telephone & Data Systems, Inc...........      18,165
                                                  ----------
                                                      25,825
                                                  ----------
        '>UTILITIES -- 6.8%
  300   AGL Resources, Inc......................       6,960
  400   ALLETE, Inc.............................      10,840
  400   Alliant Energy Corp.....................      10,280
  500   American Water Works Co., Inc...........      21,605
  700   Aquila, Inc.............................       5,600
  100   Black Hills Corp........................       3,461
  200   Cleco Corp..............................       4,380
  400   Conectiv................................      10,324
  600   DPL, Inc................................      15,870
  300   DQE, Inc................................       4,200
  600   Energy East Corp........................      13,560
  300   Great Plains Energy, Inc................       6,105
  200   Hawaiian Electric Industries, Inc.......       8,510
  200   IDACORP, Inc............................       5,540
  300   MDU Resources Group, Inc................       7,887
  400   National Fuel Gas Co....................       9,004
  700   Northeast Utilities.....................      13,167
  300   NSTAR...................................      13,434
  400   OGE Energy Corp.........................       9,144
  300   ONEOK, Inc..............................       6,585
  200   PNM Resources, Inc......................       4,840
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        UTILITIES -- (CONTINUED)
  500   Potomac Electric Power Co...............  $   10,740
  400   Puget Energy, Inc.......................       8,260
  400   Questar Corp............................       9,880
  500   SCANA Corp..............................      15,435
  500   Sierra Pacific Resources................       3,900
  300   Vectren Corp............................       7,530
  400   Westar Energy, Inc......................       6,140
  200   WGL Holdings, Inc.......................       5,180
  600   Wisconsin Energy Corp...................      15,162
  200   WPS Resources Corp......................       8,166
                                                  ----------
                                                     281,689
                                                  ----------
        Total Common Stocks.....................   3,982,243
                                                  ----------
INVESTMENT COMPANIES -- 4.2%
14,062  BNY Hamilton Prime Money Fund...........      14,062
27,115  BNY Hamilton Treasury Money Fund........      27,115
1,500   S&P 400 Mid-Cap Depositary Receipt......     134,326
                                                  ----------
        Total Investment Companies..............     175,503
                                                  ----------
        TOTAL (COST $4,239,272) -- 100.2% (a)...  $4,157,746
                                                  ==========

------------------------------

Percentages indicated are based on net assets of $4,149,137.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation...............  $  65,525
Unrealized depreciation...............   (147,051)
                                        ---------
Net unrealized depreciation...........  $ (81,526)
                                        =========

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $4,239,272).........   $4,157,746
  Dividends receivable............................          944
  Prepaid expenses and other assets...............          209
                                                     ----------
    Total Assets..................................    4,158,899
                                                     ----------
LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees......................          375
    Shareholder servicing fees....................          865
    Custody fees..................................           21
    Other.........................................        8,501
                                                     ----------
      Total Liabilities...........................        9,762
                                                     ----------
NET ASSETS:
    Capital.......................................    5,840,921
    Accumulated net investment loss...............      (20,717)
    Accumulated net realized losses from
     investment transactions......................   (1,589,541)
    Unrealized depreciation from investments......      (81,526)
                                                     ----------
      Net Assets..................................   $4,149,137
                                                     ==========
    Outstanding units of beneficial interest
     (shares).....................................      615,312
                                                     ==========
    Net Asset Value...............................   $     6.74
                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002
 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income.................................   $   1,940
                                                     ---------
    Total income..................................       1,940
                                                     ---------
EXPENSES:
    Investment advisory fees......................      18,877
    Administration fees...........................       4,195
    Shareholder servicing fees....................       5,244
    Accounting fees...............................       2,003
    Audit fees....................................       4,440
    Custodian fees................................         126
    Legal fees....................................       2,099
    Transfer agent fees...........................       5,000
    Other fees....................................       1,486
                                                     ---------
      Total expenses before fee reductions........      43,470
    Expenses reduced by Investment Advisor........     (11,933)
    Expenses reduced by Administrator.............      (4,195)
    Expenses reduced by Transfer Agent............      (4,685)
                                                     ---------
    Net expenses..................................      22,657
                                                     ---------
Net Investment Loss...............................     (20,717)
                                                     ---------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
  Net realized losses from investment
   transactions...................................     (75,196)
  Change in unrealized appreciation/depreciation
   from investments...............................    (410,099)
                                                     ---------
    Net realized/unrealized losses from
     investments..................................    (485,295)
                                                     ---------
    Change in net assets resulting from
     operations...................................   $(506,012)
                                                     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                             ENDED       YEAR ENDED
                                           JUNE 30,     DECEMBER 31,
                                             2002           2001
                                          -----------  ---------------
                                          (UNAUDITED)
OPERATIONS:
  Net investment loss...................  $  (20,717)    $   (48,314)
  Net realized losses from investment
   transactions.........................     (75,196)     (1,514,345)
  Change in unrealized
   appreciation/depreciation from
   investments..........................    (410,099)        328,573
                                          ----------     -----------
  Change in net assets resulting from
   operations...........................    (506,012)     (1,234,086)
                                          ----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........     360,188         546,933
  Cost of shares redeemed...............     (16,566)           (818)
                                          ----------     -----------
  Change in net assets from capital
   share transactions...................     343,622         546,115
                                          ----------     -----------
  Change in net assets..................    (162,390)       (687,971)
NET ASSETS:
  Beginning of period...................   4,311,527       4,999,498
                                          ----------     -----------
  End of period.........................  $4,149,137     $ 4,311,527
                                          ==========     ===========
SHARE TRANSACTIONS:
  Issued................................      49,801          67,894
  Redeemed..............................      (2,281)           (103)
                                          ----------     -----------
  Change in shares......................      47,520          67,791
                                          ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                       SIX MONTHS
                                          ENDED        YEAR ENDED      PERIOD ENDED
                                        JUNE 30,      DECEMBER 31,     DECEMBER 31,
                                          2002            2001           2000 (A)
                                       -----------    -------------    -------------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD............................      $ 7.59          $10.00           $10.00
                                         ------          ------           ------
OPERATIONS:
Net investment loss................       (0.03)          (0.09)          --
Net realized/unrealized losses from
 investments.......................       (0.82)          (2.32)          --
                                         ------          ------           ------
Total from operations..............       (0.85)          (2.41)          --
                                         ------          ------           ------
NET ASSET VALUE, END OF PERIOD.....      $ 6.74          $ 7.59           $10.00
                                         ======          ======           ======
Total Return.......................      (11.20%)(b)     (24.10%)           0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000).............................      $4,149          $4,312           $4,999
Ratio of expenses to average net
 assets............................        1.08%(c)        1.24%            1.25%(c)
Ratio of net investment loss to
 average net assets................       (0.99%)(c)      (1.11%)          (1.25%)(c)
Ratio of expenses to average net
 assets*...........................        2.07%(c)        2.40%           15.16%(c)
Portfolio turnover.................      155.07%         101.57%            0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
 (UNAUDITED)

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the AmSouth Enhanced Market Fund ("Enhanced Fund"), the AmSouth International Equity Fund ("International Fund"), the AmSouth Large Cap Fund ("Large Cap Fund") and the AmSouth Mid Cap Fund ("Mid Cap Fund") (collectively, the "Funds" and individually a "Fund"). Shares of the Funds are offered to a separate account of New York Life Insurance and Annuity Company ("New York Life"), as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION--Exchange-listed securities generally are valued at the closing price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Unlisted securities generally are valued at their latest bid quotation in their principal market. If no such bid is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Trust's Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value.

    RESTRICTED SECURITIES--The investments in restricted securities are valued by the Board of Trustees, or by procedures approved by the Board of Trustees, by considering pertinent factors, including the results of operations and the sales price of recent private placements in its common stock. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    FINANCIAL FUTURES CONTRACTS--The Enhanced Fund may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that it intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or other market factors. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other asset equal to a certain percentage of contract amount ("initial margin deposit"). Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the fair value of underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

    FOREIGN CURRENCY TRANSLATION--The market value of investment securities, other assets and liabilities of the International Fund denominated in foreign currency are translated into U.S dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S dollars at the exchange rate on the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 2002
 (UNAUDITED)

    Reported net realized foreign exchange gains or losses arise from sales and maturities of Fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

    RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES--Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

    Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restrictions on investment in issuers or industries deemed sensitive to the relevant nation interests. These factors may limit the investment opportunities available to the International Equity Fund or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

    FORWARD CURRENCY CONTRACTS--The International Fund may enter into a forward currency contract ("forward") which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

    Forwards may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in the net realized gains/losses from investment and foreign currency transactions. Fluctuations in the value of forwards held are recorded for financial reporting purposes as unrealized gains and losses by the Fund. There were no forwards open at June 30, 2002.

    DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Funds and annually for the International Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

    FEDERAL INCOME TAXES--It is the intention of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 2002
 (UNAUDITED)

 3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of portfolio securities (excluding short-term securities) for the six months ended June 30, 2002, were as follows:

                                                  PURCHASES     SALES
                                                 -----------  ----------
       AmSouth International Fund..............  $ 1,961,003  $1,685,337
       AmSouth Enhanced Market Fund............  $ 2,863,221  $2,095,746
       AmSouth Mid Cap Fund....................  $ 6,531,307  $6,072,408
       AmSouth Large Cap Fund..................  $ 1,062,885  $   35,456

 4.  RELATED PARTY TRANSACTIONS:

    Under the terms of the investment advisory agreement, AmSouth Investment Management Company, LLC ("AIMCO") is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

       FUNDS                                               ADVISORY FEES
       -----                                               -------------
       Enhanced Market Fund..............................         0.45%
       International Equity Fund.........................         1.00%
       Large Cap Fund....................................         0.70%
       Mid Cap Fund......................................         0.90%

    The advisor has voluntary agreed to reduce and/ or reimburse its fees for the Funds to the extent necessary to maintain expense ratios:

       FUNDS                                               EXPENSE RATIOS
       -----                                               --------------
       Enhanced Market Fund..............................         1.25%
       International Equity Fund.........................         1.50%
       Large Cap Fund....................................         1.25%
       Mid Cap Fund......................................         1.25%

    AmSouth Bank serves as custodian for the Enhanced Fund, Mid Cap Fund and Large Cap Fund. Deutsche Bank serves as custodian for the International Fund. Pursuant to their respective Custodian Agreement with the Trust, AmSouth Bank and Deutsche Bank receive compensation from the respective Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

    Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with New York Life Insurance and Annuity Corporation ("New York Life") for the provision of such services and reimburses New York Life for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 2002
 (UNAUDITED)

 5.  TRUSTEES

                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN
                              POSITION(S)  TERM OF OFFICE                             FUND COMPLEX
                               HELD WITH    AND LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER TRUSTEESHIPS
NAME, ADDRESS, AND AGE           FUND        TIME SERVED      DURING PAST 5 YEARS        TRUSTEE         HELD BY TRUSTEE*
----------------------        -----------  ---------------  ------------------------  -------------  -------------------------
NON-INTERESTED TRUSTEES

James H. Woodward             Trustee      Indefinite        Chancellor, University        26        J.A. Jones, Inc.
University of North Carolina               4/97 to present    of North Carolina at
  at Charlotte                                                 Charlotte--7/89 to
9201 University City Blvd.                                          present
Charlotte, NC 28223
Birthdate: 11/24/1939

Michael Van Buskirk           Trustee      Indefinite       Chief Executive Officer,       26        Coventry Corporation
3435 Stelzer Road                          4/97 to present    Ohio Bankers Assoc.
Columbus, Oh 43219                                              (industry trade
Birthdate: 2/22/1947                                         association)--5/91 to
                                                                    present
INTERESTED TRUSTEE

Walter B. Grimm(1)            Trustee      Indefinite        Employee of BISYS Fund        26        1st Source Monogram Funds
3435 Stelzer Road                          4/97 to present     Services--6/92 to
Columbus, Oh 43219                                                  present                          American Performance
Birthdate: 6/30/1945
                                                                                                     Brenton Mutual Funds
                                                                                                     Counter Bond Fund
                                                                                                     Kensington Funds
                                                                                                     Performance Funds Trust
                                                                                                     The Shelby Funds
                                                                                                     United American Cash
                                                                                                     Reserves
                                                                                                     UST of Boston

--------------------------

  *  Not reflected in prior column.
(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940 Act, because of his employment with BISYS Fund Services.

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